Related Parties (Details) - USD ($)	Jul. 22, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 24, 2023
Related Parties (Details) [Line Items]
Equipment deposits		$ 14,200,000	$ 29,300,000
Other receivables		1,353,992	1,341,605	$ 835,155
Convertible note					$ 15,000,000
Working capital	$ 350,000
Former Director [Member]
Related Parties (Details) [Line Items]
Other receivables		$ 1,095,877	$ 1,095,877